Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The calculation of basic and diluted EPS is presented below (in thousands, except for per share data):

	2015	2014	2013
EPS numerator:
(Loss) income from continuing operations, as reported	$(319,918)	$463,111	$162,942
Less: Dividends distributed to Warrants	325	—	—
Less: Undistributed earnings allocated to Warrants	—	15,562	19,497
(Loss) income from continuing operations attributable to common shareholders for basic EPS	$(320,243)	$447,549	$143,445
Add: Undistributed earnings allocated to dilutive securities (1)	—	38	33
(Loss) income from continuing operations attributable to common shareholders for diluted EPS	$(320,243)	$447,587	$143,478

Income from discontinued operations, as reported	$—	$13,552	$78,613
Less: Undistributed earnings allocated to Warrants	—	502	9,406
Income from discontinued operations attributable to common shareholders for basic and diluted EPS (1)	$—	$13,050	$69,207

Net (loss) income attributable to common shareholders for basic EPS	$(320,243)	$460,599	$212,652

Net (loss) income attributable to common shareholders for diluted EPS	$(320,243)	$460,637	$212,685

EPS denominator:
Weighted average shares outstanding - basic	94,686	96,689	88,037
Impact of dilutive securities (1)	—	234	114
Weighted average shares outstanding - diluted	94,686	96,923	88,151

	2015	2014	2013
Basic (Loss) Earnings Per Common Share from:
Continuing Operations	$(3.38)	$4.63	$1.63
Discontinued Operations	—	0.13	0.79
Net (loss) income attributable to common shareholders	$(3.38)	$4.76	$2.42

Diluted (Loss) Earnings Per Common Share from:
Continuing Operations	$(3.38)	$4.62	$1.62
Discontinued Operations	—	0.13	0.79
Net (loss) income attributable to common shareholders	$(3.38)	$4.75	$2.41

(1)
The impact of dilutive securities associated with Equity Awards held by Tribune Publishing employees is immaterial. As such, all of the impact of dilutive securities has been allocated to diluted EPS from continuing operations.